N-2	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001858660
Amendment Flag	false
Securities Act File Number	333-255702
Investment Company Act File Number	811-23660
Document Type	N-2
Document Registration Statement	true
Pre-Effective Amendment	false
Post-Effective Amendment	true
Post-Effective Amendment Number	1
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	11
Entity Registrant Name	USVC VENTURE CAPITAL ACCESS FUND
Entity Address, Address Line One	140 Lakeside Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98122
City Area Code	833
Local Phone Number	729-0934
Approximate Date of Commencement of Proposed Sale to Public	Oct. 31, 2025
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Exhibits Only, 462(d), File Number	333-255702
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	140 Lakeside Avenue
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98122
Contact Personnel Name	Huoy-Ming Yeh